Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.898%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,804,833.08

Principal:
Principal Collections	$16,120,945.76
Prepayments in Full	$7,651,202.90
Liquidation Proceeds	$386,374.43
Recoveries	$55,291.76
Sub Total	$24,213,814.85
Collections	$26,018,647.93

Purchase Amounts:
Purchase Amounts Related to Principal	$73,441.26
Purchase Amounts Related to Interest	$417.94
Sub Total	$73,859.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,092,507.13

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,092,507.13
Servicing Fee	$553,005.00	$553,005.00	$0.00	$0.00	$25,539,502.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,539,502.13
Interest - Class A-2a Notes	$79,491.83	$79,491.83	$0.00	$0.00	$25,460,010.30
Interest - Class A-2b Notes	$27,489.00	$27,489.00	$0.00	$0.00	$25,432,521.30
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$25,080,021.30
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$24,926,727.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,926,727.30
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$24,873,847.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,873,847.55
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$24,834,222.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,834,222.22
Regular Principal Payment	$22,459,352.66	$22,459,352.66	$0.00	$0.00	$2,374,869.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,374,869.56
Residual Released to Depositor	$0.00	$2,374,869.56	$0.00	$0.00	$0.00
Total		$26,092,507.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,459,352.66
Total					$22,459,352.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,444,528.70	$60.15	$79,491.83	$0.29	$16,524,020.53	$60.44
Class A-2b Notes	$6,014,823.96	$60.15	$27,489.00	$0.27	$6,042,312.96	$60.42
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$22,459,352.66	$21.35	$705,279.91	$0.67	$23,164,632.57	$22.02

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$100,410,728.39	0.3672667	$83,966,199.69	0.3071185
Class A-2b Notes	$36,726,674.62	0.3672667	$30,711,850.66	0.3071185
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$595,467,403.01	0.5659637	$573,008,050.35	0.5446172

Pool Information
Weighted Average APR	3.286%	3.278%
Weighted Average Remaining Term	45.31	44.49
Number of Receivables Outstanding	34,539	33,888
Pool Balance	$663,606,004.49	$638,980,640.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$620,842,448.77	$598,013,715.64
Pool Factor	0.5902288	0.5683264

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$9,584,709.60
Yield Supplement Overcollateralization Amount	$40,966,924.69
Targeted Overcollateralization Amount	$65,972,589.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,972,589.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$393,399.81
(Recoveries)		25	$55,291.76
Net Loss for Current Collection Period			$338,108.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6114%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8671%
Second Prior Collection Period			0.8077%
Prior Collection Period			0.4898%
Current Collection Period			0.6230%
Four Month Average (Current and Prior Three Collection Periods)			0.6969%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,410	$3,978,930.49
(Cumulative Recoveries)			$234,554.21
Cumulative Net Loss for All Collection Periods			$3,744,376.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3330%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,821.94
Average Net Loss for Receivables that have experienced a Realized Loss			$2,655.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	372	$8,259,398.20
61-90 Days Delinquent	0.17%	50	$1,073,349.38
91-120 Days Delinquent	0.05%	10	$288,210.04
Over 120 Days Delinquent	0.05%	14	$301,268.50
Total Delinquent Receivables	1.55%	446	$9,922,226.12

Repossession Inventory:
Repossessed in the Current Collection Period		20	$468,482.98
Total Repossessed Inventory		38	$894,676.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2019%
Prior Collection Period			0.1795%
Current Collection Period			0.2184%
Three Month Average			0.1999%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2602%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer